CONTENTS

Shareholder Letter ........................................................    1

Performance Summary .......................................................    4

Financial Highlights & Statement of Investments ...........................    6

Financial Statements ......................................................   13

Notes to Financial Statements .............................................   17


[PYRAMID GRAPHIC]


SHAREHOLDER LETTER

--------------------------------------------------------------------------------
Your Fund's Goal: Franklin Real Estate Securities Fund seeks to maximize total return by investing in securities of companies in the real estate industry, primarily equity real estate investment trusts (REITs).
--------------------------------------------------------------------------------

Dear Shareholder:

This semiannual report for Franklin Real Estate Securities Fund covers the six months ended October 31, 1999. During this time, real estate securities turned in a weak overall performance due to investor concerns about the sector's slowing cash-flow growth and a lack of interest in value stocks in general. While higher interest rates may also have had an impact on the group's stock prices, historically a low correlation has existed between short-term interest rate changes and Real Estate Investment Trust (REIT) prices. Within this environment, Franklin Real Estate Securities Fund - Class A posted a -12.38% six-month cumulative total return, as shown in the Performance Summary on page
5. The Wilshire Real Estate Securities Index, the fund's benchmark, and the Standard & Poor's 500(R) Stock Index posted returns of -11.26% and +2.74%, respectively.(1)

On September 23, 1999, the assets of the Templeton Real Estate Securities Fund were merged into Franklin Real Estate Securities Fund, as part of a tax-free reorganization. We plan to maintain the current ceiling of 10% of total net assets allocated to foreign securities, and anticipate no fundamental change in the way we manage the Franklin Real Estate Securities Fund. However, as a result of this merger, the fund's holdings of foreign securities rose modestly.


(1.) Indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index.

You will find a complete listing of the fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 10 of this report.

U.S. GEOGRAPHIC ALLOCATION
Based on Total Net Assets
10/31/99

[PIE CHART GRAPHIC]

National 63.9%
Northeast 9.3%
Southeast 5.7%
Northwest 5.5%
Southwest 4.7%
Other 4.7%
Cash & Equivalents 6.2%

TOP 10 HOLDINGS
10/31/99

COMPANY,                                                              % OF TOTAL
INDUSTRY                                                              NET ASSETS
--------------------------------------------------------------------------------
Equity Residential Properties Trust
REITs                                                                       4.6%

Equity Office Properties Trust
REITs                                                                       4.5%

Security Capital Group Inc., B
Real Estate                                                                 4.4%

Apartment Investment & Management Co., A
REITs                                                                       3.8%

Public Storage Inc.
REITs                                                                       3.6%

Glenborough Reality Trust Inc.
REITs                                                                       3.3%

Highwoods Properties Inc.
REITs                                                                       3.1%

MeriStar Hospitality Corp.
REITs                                                                       3.1%

Starwood Hotels & Resorts Worldwide Inc.
Hotels/Resorts                                                              3.0%



Throughout the reporting period, office REITs represented an attractive combination of favorable supply/demand fundamentals and attractive valuations, and at the close of the period, these holdings composed our largest property-type weighting (22.1% of total net assets). The portfolio acquired positions in two domestic office stocks from the Templeton merger: Boston Properties Inc., a central business district office REIT focusing on the Boston, San Francisco and Washington, DC markets; and CarrAmerica Realty Corp., a national suburban office REIT. In our opinion, both companies have strong growth opportunities and excellent management teams.

On October 31, 1999, the diversified property sector was the fund's second-largest weighting (19.5% of total net assets). Stocks in this segment of the real estate securities market are diversified by both property type and by property location. In this sector, we sold our shares of Colonial Properties Trust, owners of retail, office and apartment properties in the southeastern United States, because of the less than favorable property fundamentals in many of the company's markets and uncertainty in their projected cash-flow growth.

The apartment sector, the fund's third-largest weighting, represented 14.8% of total net assets at period end. It was the fund's best-performing sector during the six months under review, and we made no significant changes to it.

We did, however, make some changes in the retail malls and community centers sector (9.7% of total net assets). Due to our concern about their higher-risk operating strategies, we sold our positions in Burnham Pacific Properties Inc. and Mills Corporation, and initiated a new position in General Growth Properties
(GGP), a REIT that owns, develops and operates mall shopping centers throughout the United States. We believe that GGP has the potential to grow significantly through both internal rental increases and select development opportunities, and feel that its stock offers compelling value.

Looking forward, we are optimistic about prospects for investing in real estate securities because they appear to possess a combination of strong fundamentals, favorable valuations and attractive growth opportunities. And earnings, while leveling off, appear solid due to rent growth and selective development opportunities. We believe this sector will grow in capitalization and diversity, and we will continue to search for top-quality real estate companies, which can create significant value for our shareholders.

Sincerely,

/s/ Matt Avery

Matt Avery
Portfolio Manager
Franklin Real Estate Securities Fund

/s/ Douglas Barton

Douglas Barton
Portfolio Manager
Franklin Real Estate Securities Fund


--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of October 31, 1999, the end of the reporting period. Our strategies and the fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------


PROPERTY-TYPE ALLOCATION
Based on Total Net Assets
10/31/99

[BAR CHART GRAPHIC]

Office 22.1%
Diversified Property Type 19.5%
Apartments 14.8%
Hotels 11.0%
Retail Malls 5.3%
Retail Community Centers 4.5%
Industrial 3.8%
Storage 3.6%
Health Care 2.8%
Manufactured Homes 1.7%
Other 4.7%
Cash & Equivalents 6.2%

--------------------------------------------------------------------------------
CLASS A (formerly Class I):

Subject to the current, maximum 5.75% initial sales charge. Prior to August 3, 1998, fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective May 1, 1994, the fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B:

Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C (formerly Class II):

Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:

No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.
--------------------------------------------------------------------------------


PERFORMANCE SUMMARY AS OF 10/31/99

Distributions will vary based on earnings of the fund's portfolio and any profits realized from the sale of the portfolio's securities. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

PRICE INFORMATION

CLASS A                                      CHANGE       10/31/99       4/30/99
--------------------------------------------------------------------------------
Net Asset Value                              -$1.88        $13.30         $15.18

CLASS B                                      CHANGE       10/31/99       4/30/99
--------------------------------------------------------------------------------
Net Asset Value                              -$1.92        $13.24         $15.16

CLASS C                                      CHANGE       10/31/99       4/30/99
--------------------------------------------------------------------------------
Net Asset Value                              -$1.90        $13.07         $14.97

ADVISOR CLASS                                CHANGE       10/31/99       4/30/99
--------------------------------------------------------------------------------
Net Asset Value                              -$1.86        $13.35         $15.21


Past performance is not predictive of future results.

PERFORMANCE

                                                                       INCEPTION
CLASS A                                 6-MONTH    1-YEAR      5-YEAR   (1/3/94)
--------------------------------------------------------------------------------
Cumulative Total Return(1)              -12.38%     -6.75%    +55.22%    +61.58%
Average Annual Total Return(2)          -17.44%    -12.11%     +7.90%     +7.48%
Value of $10,000 Investment(3)           $8,256     $8,789    $14,623    $15,229

                            10/31/95   10/31/96   10/31/97   10/31/98   10/31/99
--------------------------------------------------------------------------------
One-Year Total Return(4)     +16.04%    +26.37%    +29.68%    -12.48%    -6.75%

                                                                       INCEPTION
CLASS B                                                 6-MONTH         (1/1/99)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                              -12.66%          -7.54%
Aggregate Total Return(2)                               -16.16%         -11.24%
Value of $10,000 Investment(3)                           $8,384          $8,876

                                                                      INCEPTION
CLASS C                                 6-MONTH    1-YEAR    3-YEAR    (5/1/95)
--------------------------------------------------------------------------------
Cumulative Total Return(1)              -12.69%    -7.40%    +3.58%     +43.67%
Average Annual Total Return(2)          -14.42%    -9.18%    +0.85%      +8.13%
Value of $10,000 Investment(3)           $8,558    $9,082   $10,256     $14,219

                                    10/31/96    10/31/97    10/31/98    10/31/99
--------------------------------------------------------------------------------
One-Year Total Return(4)             +25.34%     +28.72%     -13.11%     -7.40%

                                                                       INCEPTION
ADVISOR CLASS(5)                         6-MONTH     1-YEAR    5-YEAR   (1/3/94)
--------------------------------------------------------------------------------
Cumulative Total Return(1)               -12.23%     -6.46%   +59.13%    +65.66%
Average Annual Total Return(2)           -12.23%     -6.46%    +9.74%     +9.04%
Value of $10,000 Investment(3)            $8,777     $9,354   $15,913    $16,566

                                10/31/95  10/31/96  10/31/97  10/31/98  10/31/99
--------------------------------------------------------------------------------
One-Year Total Return(4)         +16.04%   +26.37%   +29.97%   -12.24%   -6.46%

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class. Six-month return has not been annualized. Since Class B shares have existed for less than one year, aggregate total return for that class represents total return since inception, including the maximum sales charge.

3. These figures represent the value of a hypothetical $10,000 investment in the fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

4. One-year total return represents the change in value of an investment over the one-year periods ended on the specified dates and does not include sales charges.

5. On January 2, 1997, the fund began selling Advisor Class shares to certain eligible investors as described in the prospectus. This share class does not have sales charges or a Rule 12b-1 plan. Performance quotations have been calculated as follows: (a) For periods prior to January 2, 1997, figures reflect Class A performance, excluding the effect of the Class A sales charge, but including the effect of Rule 12b-1 fees and other Class A expenses; and (b) for periods after January 1, 1997, figures reflect actual Advisor Class performance, including the deduction of all fees and expenses applicable only to that class. Since January 2, 1997 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were -3.36% and -1.20% respectively.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.

Past performance is not predictive of future results.

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND

Financial Highlights

                                                                              CLASS A
                                      ---------------------------------------------------------------------------------------------
                                      SIX MONTHS ENDED                                 YEAR ENDED APRIL 30,
                                      OCTOBER 31, 1999     ------------------------------------------------------------------------
                                        (UNAUDITED)**          1999            1998           1997**           1996           1995
                                      ---------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
  the period)
Net asset value, beginning
 of period .........................       $15.18            $17.66          $15.44          $12.64          $10.58         $10.92
                                      ---------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income .............          .34               .81             .63             .49             .43            .39
 Net realized and unrealized gains
  (losses) .........................        (2.22)            (2.31)           2.14            2.77            2.10           (.45)
                                      ---------------------------------------------------------------------------------------------
Total from investment operations ...        (1.88)            (1.50)           2.77            3.26            2.53           (.06)
                                      ---------------------------------------------------------------------------------------------
Less distributions from:
 Net investment income .............           --              (.75)           (.48)           (.36)           (.47)          (.28)
 Net realized gains ................           --              (.23)           (.07)           (.10)             --             --
                                      ---------------------------------------------------------------------------------------------
Total distributions ................           --              (.98)           (.55)           (.46)           (.47)          (.28)
                                      ---------------------------------------------------------------------------------------------
Net asset value, end of period .....       $13.30            $15.18          $17.66          $15.44          $12.64         $10.58
                                      =============================================================================================

Total return* ......................       (12.38%)           (8.09%)         17.96%          25.97%          24.25%          (.48%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..     $301,183          $278,301        $330,030        $153,520         $33,634        $16,694
Ratios to average net assets:
 Expenses ..........................         1.00%(1)           .96%           1.00%            .98%            .67%           .25%
 Expenses excluding waiver and
  payments by affiliate ............         1.00%(1)           .96%           1.03%           1.09%           1.24%          1.40%
 Net investment income .............         4.74%(1)          5.15%           3.50%           3.88%           4.38%          4.86%
Portfolio turnover rate ............         8.80%            25.97%           6.10%           6.80%          14.40%          3.74%

*Total return does not reflect sales commissions or the contingent deferred sales charges, and is not annualized for periods less than one year.

**Based on average shares outstanding.

(1) Annualized

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND

Financial Highlights (continued)

                                                                 CLASS B
                                                   -----------------------------------
                                                   SIX MONTHS ENDED
                                                   OCTOBER 31, 1999     YEAR ENDED
                                                     (UNAUDITED)**   APRIL 30, 1999(2)
                                                   -----------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..........         $15.16           $14.32
                                                   -----------------------------------
Income from investment operations:
 Net investment income ........................            .28              .10
 Net realized and unrealized gains ............          (2.20)             .74
                                                   -----------------------------------
Total from investment operations ..............          (1.92)             .84
                                                   -----------------------------------
Net asset value, end of period ................         $13.24           $15.16
                                                   -----------------------------------

Total return* .................................         (12.66%)           5.87%


RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .............         $3,092           $1,119
Ratios to average net assets:
 Expenses .....................................           1.76%(1)         1.57%(1)
 Net investment income ........................           4.00%(1)         4.54%(1)
Portfolio turnover rate .......................           8.80%           25.97%

*Total return does not reflect sales commissions or the contingent deferred sales charges, and is not annualized for periods less than one year.

**Based on average shares outstanding.

(1) Annualized

(2) For the period January 1, 1999 (effective date) to April 30, 1999.

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND

Financial Highlights (continued)

                                                                    CLASS C
                                       --------------------------------------------------------------
                                       SIX MONTHS ENDED                 YEAR ENDED APRIL 30,
                                       OCTOBER 31, 1999   -------------------------------------------
                                         (UNAUDITED)**       1999         1998      1997**    1996(3)
                                       --------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding
 throughout the period)

Net asset value, beginning
 of period .........................         $14.97         $17.40       $15.26     $12.56    $10.58
                                       --------------------------------------------------------------
Income from investment operations:
 Net investment income .............            .27            .68          .45        .43       .44
 Net realized and unrealized gains .          (2.17)         (2.25)        2.15       2.68      2.00
                                       --------------------------------------------------------------
Total from investment operations ...          (1.90)         (1.57)        2.60       3.11      2.44
                                       --------------------------------------------------------------
Less distributions from:
 Net investment income .............             --           (.63)        (.39)      (.31)     (.46)
 Net realized gains ................             --           (.23)        (.07)      (.10)       --
                                       --------------------------------------------------------------
Total distributions ................             --           (.86)        (.46)      (.41)     (.46)
                                       --------------------------------------------------------------
Net asset value, end of period .....         $13.07         $14.97       $17.40     $15.26    $12.56
                                       ==============================================================

Total return* ......................         (12.69%)        (8.69%)      17.07%     24.94%    23.21%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..        $87,988       $105,861     $137,048    $58,540    $6,282
Ratios to average net assets:
 Expenses ..........................           1.76%(1)       1.71%        1.75%      1.75%     1.41%
 Expenses excluding waiver and
  payments by affiliate ............           1.76%(1)       1.71%        1.78%      1.86%     1.98%
 Net investment income .............           3.80%(1)       4.40%        2.77%      2.92%     3.65%
Portfolio turnover rate ............           8.80%         25.97%        6.10%      6.80%    14.40%

*Total return does not reflect sales commissions or the contingent deferred sales charges, and is not annualized for periods less than one year.

**Based on average shares outstanding.

(1) Annualized

(3) For the period May 1, 1995 (effective date) to April 30, 1996.

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND

Financial Highlights (continued)

                                                               ADVISOR CLASS
                                        -------------------------------------------------------------
                                        SIX MONTHS ENDED               YEAR ENDED APRIL 30,
                                        OCTOBER 31, 1999       --------------------------------------
                                          (UNAUDITED)**         1999           1998         1997**(4)
                                        -------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding
 throughout the period)

Net asset value, beginning of
  period............................        $15.21             $17.70         $15.45         $15.30
                                        -------------------------------------------------------------
Income from investment operations:
 Net investment income .............           .36               1.44            .52            .18
 Net realized and unrealized gains
  (losses) .........................         (2.22)             (2.91)          2.31           (.03)
                                        -------------------------------------------------------------
Total from investment operations ...         (1.86)             (1.47)          2.83           0.15
                                        -------------------------------------------------------------
Less distributions from:
 Net investment income .............            --               (.79)          (.51)            --
 Net realized gains ................            --               (.23)          (.07)            --
                                        -------------------------------------------------------------
Total distributions ................            --              (1.02)          (.58)            --
                                        -------------------------------------------------------------
Net asset value, end of period .....        $13.35             $15.21         $17.70         $15.45
                                        =============================================================

Total return* ......................        (12.23%)            (7.87%)        18.35%           .98%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..       $13,929             $2,576         $8,929           $625
Ratios to average net assets:
 Expenses ..........................           .76%(1)            .71%           .75%           .75%(1)
 Expenses excluding waiver and
  payments by affiliate ............           .76%(1)            .71%           .78%           .86%(1)
 Net investment income .............          4.94%(1)           5.40%          3.97%          3.44%(1)
Portfolio turnover rate ............          8.80%             25.97%          6.10%          6.80%

*Total return is not annualized for periods less than one year.

**Based on average shares outstanding.

(1) Annualized.

(4) For the period January 2, 1997 (effective date) to April 30, 1997.

                      See notes to financial statements.

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND

STATEMENT OF INVESTMENTS, OCTOBER 31, 1999 (UNAUDITED)

                                                     COUNTRY         SHARES        VALUE
-------------------------------------------------------------------------------------------
       COMMON STOCKS 93.5%
       DIVERSIFIED FINANCIAL SERVICES
       HSBC Holdings PLC ......................      Hong Kong             873    $    10,478
                                                                                 ------------
       ENGINEERING & CONSTRUCTION .2%
       Taylor Woodrow PLC .....................    United Kingdom      321,919        755,381
                                                                                 ------------
       HOTELS/RESORTS 5.1%
(a),(c)Candlewood Hotel Co. Inc. ..............    United States       685,000      1,370,000
       Mandarin Oriental International Ltd. ...      Singapore       1,501,000      1,170,780
    (a)MeriStar Hotels & Resorts Inc. .........    United States       392,000        980,000
    (a)Prime Hospitality Corp. ................    United States       187,200      1,462,500
       Starwood Hotels & Resorts Worldwide Inc.    United States       535,000     12,271,563
    (a)Wyndham International Inc., A ..........    United States     1,211,830      3,484,011
                                                                                 ------------
                                                                                   20,738,854
                                                                                 ------------
       MULTI-SECTOR COMPANIES .9%
       Hutchison Whampoa Ltd. .................      Hong Kong         210,000      2,108,244
       St. Joe Co. ............................    United States        60,000      1,432,500
                                                                                  -----------
                                                                                    3,540,744
                                                                                  -----------
       RAILROADS .4%
       Florida East Coast Industries Inc. .....    United States        44,000      1,639,000
                                                                                  -----------
       REAL ESTATE 8.2%
       China Resources Beijing Land Ltd. ......        China         1,520,000        224,982
   (a) China Resources Beijing Land Ltd.,
        144A...................................        China           480,300         71,091
   (a) Crescent Operating Inc. ................    United States        16,000         64,000
       Inversiones Y Representacion SA ........      Argentina         344,072      1,039,617
       Inversiones y Representacion SA, GDR ...      Argentina             846         25,539
       Lend Lease Corp. Ltd. ..................      Australia          33,464        384,766
   (a) Northstar Capital Investment Corp.,
        144A...................................    United States       100,000      1,450,000
       Revenue Property Ltd. ..................        Canada        2,200,000      3,514,855
   (a) Security Capital Group Inc., B .........    United States     1,289,400     17,729,250
   (a) Security Capital U.S. Realty, ADR ......      Luxembourg        337,500      5,167,969
       Union du Credit Bail Immobilier ........        France           26,850      3,922,674
                                                                                  -----------
                                                                                   33,594,743
                                                                                  -----------
       REAL ESTATE INVESTMENT TRUSTS 78.7%
       Alexandria Real Estate Equities Inc. ...    United States       351,900     10,117,125
       American Health Properties Inc. ........    United States        64,300      1,298,056
       Apartment Investment &
         Management Co., A.....................    United States       412,500     15,520,313
       Archstone Communities Trust ............    United States       487,000      9,740,000
       Arden Realty Inc. ......................    United States       390,000      7,848,750
       AvalonBay Communities Inc. .............    United States       235,000      7,593,438
       Boston Properties Inc. .................    United States        65,000      1,937,813
       Brandywine Realty Trust ................    United States       714,300     12,009,169
       Cabot Industrial Trust .................    United States       245,000      4,900,000
       Camden Property Trust ..................    United States        99,474      2,692,015
       Carramerica Realty Corp. ...............    United States       115,900      2,578,775
       Charles E. Smith Residential Realty Inc.    United States       120,000      4,080,000
       Crescent Real Estate Equities Co. ......    United States       355,530      5,932,907

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND

STATEMENT OF INVESTMENTS, OCTOBER 31, 1999 (UNAUDITED) (CONT.)

                                                  COUNTRY          SHARES         VALUE
-------------------------------------------------------------------------------------------
     COMMON STOCKS (CONT.)
     REAL ESTATE INVESTMENT TRUSTS (CONT.)
     Developers Diversified Realty Corp. ...    United States      230,000    $  3,277,500
     Duke-Weeks Realty Corp. ...............    United States      498,752       9,788,008
     Equity Office Properties Trust ........    United States      821,000      18,164,625
     Equity Residential Properties Trust ...    United States      448,800      18,765,450
     FelCor Lodging Trust Inc. .............    United States      251,200       4,270,400
     General Growth Properties .............    United States       98,830       2,859,893
     Glenborough Realty Trust Inc. .........    United States    1,029,000      13,441,313
     Highwoods Properties Inc. .............    United States      527,800      12,766,163
     Host Marriott Corp. ...................    United States      759,709       6,837,381
     Kimco Realty Corp. ....................    United States      260,000       8,872,500
     Liberty Property Trust ................    United States      535,000      12,505,625
     LTC Properties Inc. ...................    United States      226,000       2,401,250
     The Macerich Co. ......................    United States      235,000       4,700,000
     Mack-Cali Realty Corp. ................    United States      367,000       9,450,250
     Meristar Hospitality Corp. ............    United States      773,700      12,427,556
     Nationwide Health Properties Inc. .....    United States      122,000       2,020,625
     Omega Healthcare Investors Inc. .......    United States      280,000       5,547,500
     Prologis Trust ........................    United States      543,000      10,486,688
     Public Storage Inc. ...................    United States      605,400      14,605,275
     Regency Realty Corp. ..................    United States      297,439       5,893,010
     Rouse Co. .............................    United States      160,700       3,555,488
     Simon Property Group Inc. .............    United States      455,000      10,493,438
     SL Green Realty Corp. .................    United States      194,500       3,537,469
     Spieker Properties Inc. ...............    United States      260,000       9,083,750
     Summit Properties Inc. ................    United States       91,300       1,746,113
     Sun Communities Inc. ..................    United States      220,000       7,012,500
     Trinet Corporate Realty Trust Inc. ....    United States      500,000      11,531,250
     Vornado Realty Trust ..................    United States      180,200       5,710,088
     Winston Hotels Inc. ...................    United States      200,500       1,629,095
                                                                              ------------
                                                                               319,628,564
                                                                              ------------
     TOTAL COMMON STOCKS
      (COST $456,521,667) ..................                                   379,907,764
                                                                              ------------
     PREFERRED STOCKS .1%
     BUILDING MATERIALS CHAINS .1%
     Baumax AG, pfd. (COST $1,227,555) .....       Austria          36,907         562,471
                                                                              ------------

                                                                PRINCIPAL*
                                                                  AMOUNT
                                                                ----------
     CONVERTIBLE BONDS .1%
     REAL ESTATE .1%
     Revenue Property Ltd., cvt., 6.00%,
      3/01/04 (COST $550,000) ..............       Canada       $  550,000         451,000
                                                                              ------------
     TOTAL LONG TERM INVESTMENTS
      (COST $458,299,222) ..................                                   380,921,235
                                                                              ------------

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND

STATEMENT OF INVESTMENTS, OCTOBER 31, 1999 (UNAUDITED) (CONT.)

                                                   COUNTRY        SHARES         VALUE
------------------------------------------------------------------------------------------
     SHORT TERM INVESTMENTS 6.0%
  (b)Franklin Institutional Fiduciary
      Trust Money Market Portfolio
      (COST $24,246,393) ...................    United States   24,246,393   $ 24,246,393
                                                                             ------------
     TOTAL INVESTMENTS
      (COST $482,545,615) 99.7% ............                                  405,167,628
     OTHER ASSETS, LESS LIABILITIES .3% ....                                    1,024,467
                                                                             ------------
     NET ASSETS 100.0% .....................                                 $406,192,095
                                                                             ============

*The principal amount is stated in U.S. Dollars unless otherwise indicated.

(a) Non-income producing securities.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by Franklin Advisers, Inc.

(c) The Investment Company Act of 1940 defines "affiliated companies" as investments in portfolio companies in which the Fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" at October 31, 1999 were $1,370,000.


                      See notes to financial statements.

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1999 (UNAUDITED)

Assets:
 Investments in securities at value (cost $482,545,615) .....     $ 405,167,628
 Receivables:
  Investment securities sold ................................         4,298,648
  Capital shares sold .......................................           607,423
  Dividends and interest ....................................           634,135
                                                                  -------------
      Total assets ..........................................       410,707,834
                                                                  -------------
Liabilities:
 Payables:
  Investment securities purchased ...........................         1,886,250
  Capital shares redeemed ...................................         1,825,112
  Affiliates ................................................           459,704
  Shareholders ..............................................            87,340
 Other liabilities ..........................................           257,333
                                                                  -------------
      Total liabilities .....................................         4,515,739
                                                                  -------------
       Net assets, at value .................................     $ 406,192,095
                                                                  =============
Net assets consist of:
 Undistributed net investment income ........................     $  13,708,541
 Net unrealized depreciation ................................       (77,377,747)
 Accumulated net realized loss ..............................        (6,194,525)
 Capital shares .............................................       476,055,826
                                                                  -------------
      Net assets, at value ..................................     $ 406,192,095
                                                                  =============


                      See notes to financial statements.

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND

Financial Statements (continued)

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1999 (UNAUDITED) (CONT.)

CLASS A:
 Net assets, at value ..............................................   $301,182,926
                                                                       ============
 Shares outstanding ................................................     22,642,172
                                                                       ============
 Net asset value per share* ........................................         $13.30
                                                                       ============
 Maximum offering price per share (net asset value per share/94.25%)         $14.11
                                                                       ============
CLASS B:
 Net assets, at value ..............................................   $  3,092,339
                                                                       ============
 Shares outstanding ................................................        233,601
                                                                       ============
 Net asset value and maximum offering price per share* .............         $13.24
                                                                       ============
CLASS C:
 Net assets, at value ..............................................   $ 87,988,219
                                                                       ============
 Shares outstanding ................................................      6,731,091
                                                                       ============
 Net asset value per share* ........................................         $13.07
                                                                       ============
 Maximum offering price per share (net asset value per share/99.00%)         $13.20
                                                                       ============
ADVISOR CLASS:
 Net assets, at value ..............................................   $ 13,928,611
                                                                       ============
 Shares outstanding ................................................      1,043,204
                                                                       ============
 Net asset value and maximum offering price per share ..............         $13.35
                                                                       ============

*Redemption price is equal to net asset value less any applicable contingent deferred sales charge.


                      See notes to financial statements.

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND

Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED OCTOBER 31, 1999 (UNAUDITED)

Investment income:
 Dividends ..................................................      $ 10,880,116
 Interest ...................................................           437,453
                                                                   ------------
      Total investment income ...............................        11,317,569
                                                                   ------------
Expenses:
 Management fees (Note 3) ...................................         1,006,189
 Distribution fees (Note 3)
  Class A ...................................................           351,168
  Class B ...................................................            10,783
  Class C ...................................................           494,534
 Transfer agent fees (Note 3) ...............................           318,767
 Custodian fees .............................................             2,259
 Reports to shareholders ....................................            46,475
 Registration and filing fees ...............................            86,610
 Professional fees ..........................................            13,261
 Trustees' fees and expenses ................................             7,956
 Other ......................................................             8,074
                                                                   ------------
      Total expenses ........................................         2,346,076
                                                                   ------------
       Net investment income ................................         8,971,493
                                                                   ------------
Realized and unrealized gains (losses):
 Net realized loss from:
  Investments ...............................................        (8,097,651)
  Foreign currency transactions .............................            (1,590)
                                                                   ------------
      Net realized loss .....................................        (8,099,241)
 Net unrealized depreciation on:
  Investments ...............................................       (53,027,728)
  Translation of assets and liabilities denominated
   in foreign currencies ....................................            (6,142)
                                                                   ------------
      Net unrealized depreciation ...........................       (53,033,870)
                                                                   ------------
Net realized and unrealized loss ............................       (61,133,111)
                                                                   ------------
Net decrease in net assets resulting from operations ........      $(52,161,618)
                                                                   ============


                      See notes to financial statements.

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND

Financial Statements (continued)

STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED OCTOBER 31, 1999 (UNAUDITED)
AND THE YEAR ENDED APRIL 30, 1999

                                                  SIX MONTHS ENDED       YEAR ENDED
                                                  OCTOBER 31, 1999     APRIL 30, 1999
                                                  -----------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ......................      $   8,971,493       $  20,749,071
  Net realized gain (loss) from investments
   and foreign currency transactions .........         (8,099,241)          2,824,842
  Net unrealized depreciation on investments
   and translation of assets and liabilities
   denominated in foreign currencies .........        (53,033,870)        (70,145,582)
                                                  -----------------------------------
      Net decrease in net assets resulting
       from operations .......................        (52,161,618)        (46,571,669)
 Distributions to shareholders from:
  Net investment income:
   Class A ...................................                 --         (14,270,797)
   Class B ...................................                 --                  --
   Class C ...................................                 --          (4,896,531)
   Advisor Class .............................                 --            (254,676)
  Net realized gains:
   Class A ...................................                 --          (4,328,382)
   Class B ...................................                 --                  --
   Class C ...................................                 --          (1,771,807)
   Advisor Class .............................                 --             (73,219)
                                                  -----------------------------------
 Total distributions to shareholders .........                 --         (25,595,412)
 Capital share transactions: (Note 2 )
  Class A ....................................         58,625,052          (2,604,117)
  Class B ....................................          2,300,692           1,039,080
  Class C ....................................         (4,854,464)        (10,181,802)
  Advisor Class ..............................         14,424,913          (4,236,227)
                                                  -----------------------------------
 Total capital share transactions ............         70,496,193         (15,983,066)
      Net increase (decrease) in net assets ..         18,334,575         (88,150,147)
Net assets
 Beginning of period .........................        387,857,520         476,007,667
                                                  -----------------------------------
 End of period ...............................      $ 406,192,095       $ 387,857,520
                                                  ===================================
Undistributed net investment income included
 in net assets:
 End of period ...............................      $  13,708,541       $   4,737,048
                                                  ===================================


                      See notes to financial statements.

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND

Notes to Financial Statements (unaudited)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Real Estate Securities Fund (the Fund) is a separate, non-diversified series of Franklin Real Estate Securities Trust (the Trust), which is an open-end investment company registered under the Investment Company of 1940. The Fund seeks total return.

The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Distributions received by the Fund from securities may be a return of capital
(ROC). Such distributions reduce the cost basis of the securities, and any distributions in excess of the cost basis are recognized as capital gains.

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS: (CONT.)

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. SHARES OF BENEFICIAL INTEREST

The Fund offers four classes of shares: Class A, Class B, Class C and Advisor Class. Effective January 1, 1999, Class I and Class II were renamed Class A and Class C, respectively, and the Fund began offering a new class of shares, Class
B. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At October 31, 1999, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund's shares were as follows:

                                                      SIX MONTHS ENDED                   YEAR ENDED
                                                      OCTOBER 31, 1999                 APRIL 30, 1999
                                                 -----------------------------------------------------------
                                                   SHARES         AMOUNT          SHARES          AMOUNT
                                                 -----------------------------------------------------------
CLASS A SHARES:
Shares sold ..................................    3,570,387    $ 53,034,023      9,225,213    $ 143,312,658
Shares issued on merger (Note 6) .............    4,934,693      67,161,175             --               --
Shares issued in reinvestment of distributions           --              --      1,176,516       16,682,975
Shares redeemed ..............................   (4,202,124)    (61,570,146)   (10,753,928)    (162,599,750)
                                                 -----------------------------------------------------------
Net increase (decrease) ......................    4,302,956    $ 58,625,052       (352,199)   $  (2,604,117)
                                                 ===========================================================

CLASS B SHARES*:
Shares sold ..................................      168,528    $  2,424,237         73,863        1,039,080
Shares issued in reinvestment of distributions           --              --             --               --
Shares redeemed ..............................       (8,790)       (123,545)            --               --
                                                 -----------------------------------------------------------
Net increase .................................      159,738    $  2,300,692         73,863    $   1,039,080
                                                 ===========================================================

*Effective date of Class B was January 1, 1999.

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)


2. SHARES OF BENEFICIAL INTEREST (CONT.)

                                                      SIX MONTHS ENDED                  YEAR ENDED
                                                      OCTOBER 31, 1999                APRIL 30, 1999
                                                 -----------------------------------------------------------
                                                   SHARES         AMOUNT         SHARES         AMOUNT
                                                 -----------------------------------------------------------
CLASS C SHARES:
Shares sold ..................................      588,289    $  8,521,646     2,404,982    $ 36,953,551
Shares issued on merger (Note 6) .............      264,812       3,545,838            --              --
Shares issued in reinvestment of distributions           --              --       414,295       5,808,896
Shares redeemed ..............................   (1,194,888)    (16,921,948)   (3,620,490)    (52,944,249)
                                                 -----------------------------------------------------------
Net decrease .................................     (341,787)   $ (4,854,464)     (801,213)   $(10,181,802)
                                                 ===========================================================
ADVISOR CLASS:
Shares sold ..................................    1,525,075    $ 23,511,223       444,802    $  7,030,867
Shares issued in reinvestment of distributions           --              --        21,805         309,638
Shares redeemed ..............................     (651,196)     (9,086,310)     (801,821)    (11,576,732)
                                                 -----------------------------------------------------------
Net decrease .................................      873,879    $ 14,424,913      (335,214)   $ (4,236,227)
                                                 ===========================================================

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin Templeton Services, Inc. (FT Services), Franklin/Templeton Distributors, Inc. (Distributors) and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's investment manager, administrative manager, principal underwriter and transfer agent, respectively.

The Fund pays an investment management fee to Advisers based on the average net assets of the Fund as follows:

      ANNUALIZED
       FEE RATE       AVERAGE DAILY NET ASSETS
      -------------------------------------------------------------------
        .625%         First $100 million
        .500%         Over $100 million, up to and including $250 million
        .450%         Over $250 million

Management fees were reduced on assets invested in the Franklin Institutional Fiduciary Trust Money Market Portfolio.

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

The Fund reimburses Distributors, up to .25%, 1.00% and 1.00% per year of the average daily net assets of Class A, Class B and Class C, respectively, for costs incurred in marketing the Fund's shares.

Distributors paid net commissions on sales of Fund shares, and received contingent deferred sales charges for the period of $203,465 and $29,176, respectively.

The Fund paid transfer agent fees of $318,767, of which $311,987 was paid to Investor Services.

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)


4. INCOME TAXES

At October 31, 1999, the net unrealized depreciation based on the cost of investments for income tax purposes of $482,545,615 was as follows:

              Unrealized appreciation .........      $ 16,521,514
              Unrealized depreciation .........       (93,899,501)
                                                     ------------
              Net unrealized depreciation .....      $(77,377,987)
                                                     ============

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and non-deductible expenses. Net realized capital gains differ for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions.

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended October 31, 1999 aggregated $84,338,061 and $32,609,349, respectively.

6. MERGER

On September 23, 1999, the Fund acquired the net assets of the Templeton Global Real Estate Fund pursuant to a plan of reorganization approved by Templeton Global Real Estate Fund's shareholders. The merger was accomplished by a tax-free exchange of 4,934,693 Class A shares and 264,812 Class C shares of the Fund (valued at $13.61 and $13.39, respectively) for the net assets of the Templeton Global Real Estate Fund which aggregated $70,707,013, including $4,687,247 of unrealized appreciation. The merger was accounted for as a pooling-of-interests without restatement for financial reporting purposes. The combined net assets of the Fund immediately after the merger were $395,430,543.